American Century Investments®
Quarterly Portfolio Holdings
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
May 31, 2020

American Century STOXX® U.S. Quality Growth ETF - Schedule of Investments
MAY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 109.3%
Aerospace and Defense — 1.1%
Axon Enterprise, Inc.(1)	3,837	291,458
BWX Technologies, Inc.	5,013	313,663
Lockheed Martin Corp.	415	161,203
Mercury Systems, Inc.(1)	13,599	1,215,071
		1,981,395
Air Freight and Logistics — 2.0%
CH Robinson Worldwide, Inc.	10,267	832,962
Expeditors International of Washington, Inc.	2,124	162,210
United Parcel Service, Inc., Class B	22,557	2,249,158
XPO Logistics, Inc.(1)	5,639	444,410
		3,688,740
Airlines — 1.7%
Alaska Air Group, Inc.	23,501	803,499
Delta Air Lines, Inc.	33,391	841,787
JetBlue Airways Corp.(1)	9,617	96,843
Southwest Airlines Co.	41,063	1,318,123
		3,060,252
Beverages — 0.3%
Monster Beverage Corp.(1)	6,362	457,491
Biotechnology — 7.5%
AbbVie, Inc.	1,672	154,944
Alexion Pharmaceuticals, Inc.(1)	21,240	2,546,676
Amgen, Inc.	680	156,196
Biogen, Inc.(1)	7,079	2,173,890
Exelixis, Inc.(1)	6,150	151,967
Incyte Corp.(1)	2,776	282,902
Neurocrine Biosciences, Inc.(1)	11,954	1,491,381
Regeneron Pharmaceuticals, Inc.(1)	748	458,382
Vertex Pharmaceuticals, Inc.(1)	21,456	6,178,470
		13,594,808
Building Products — 0.5%
Allegion plc	1,625	162,012
Armstrong World Industries, Inc.	3,174	239,288
Masco Corp.	3,705	172,838
Trex Co., Inc.(1)	2,239	268,949
		843,087
Capital Markets — 4.5%
Eaton Vance Corp.	4,267	153,825
FactSet Research Systems, Inc.	529	162,673
LPL Financial Holdings, Inc.	3,747	267,498
MarketAxess Holdings, Inc.	7,094	3,607,938
Moody's Corp.	1,703	455,399
MSCI, Inc.	8,848	2,909,665
S&P Global, Inc.	1,411	458,603
SEI Investments Co.	2,984	161,793
		8,177,394
Chemicals — 0.8%
Air Products and Chemicals, Inc.	1,220	294,813

FMC Corp.	3,048	299,954
PPG Industries, Inc.	1,593	161,960
RPM International, Inc.	4,098	306,448
Scotts Miracle-Gro Co. (The)	2,826	402,903
		1,466,078
Commercial Services and Supplies — 0.6%
Cintas Corp.	1,749	433,682
Copart, Inc.(1)	3,592	321,089
Tetra Tech, Inc.	3,769	297,374
		1,052,145
Communications Equipment — 1.5%
Arista Networks, Inc.(1)	4,415	1,030,726
Ciena Corp.(1)	28,696	1,585,741
Cisco Systems, Inc.	3,430	164,022
		2,780,489
Construction Materials — 0.2%
Vulcan Materials Co.	2,574	278,816
Containers and Packaging — 0.2%
Avery Dennison Corp.	1,447	160,139
Berry Global Group, Inc.(1)	3,782	169,850
		329,989
Diversified Consumer Services — 0.4%
Bright Horizons Family Solutions, Inc.(1)	1,964	219,732
Chegg, Inc.(1)	4,406	269,119
frontdoor, Inc.(1)	3,534	161,327
Grand Canyon Education, Inc.(1)	1,614	157,510
		807,688
Electric Utilities — 1.2%
NextEra Energy, Inc.	6,395	1,634,306
NRG Energy, Inc.	15,577	561,551
		2,195,857
Electrical Equipment — 0.1%
Acuity Brands, Inc.	1,816	156,448
Electronic Equipment, Instruments and Components — 0.3%
IPG Photonics Corp.(1)	1,817	282,362
Keysight Technologies, Inc.(1)	1,498	161,978
Zebra Technologies Corp., Class A(1)	628	164,109
		608,449
Energy Equipment and Services — 0.2%
Helmerich & Payne, Inc.	15,998	322,040
Entertainment — 0.7%
Electronic Arts, Inc.(1)	3,908	480,215
Netflix, Inc.(1)	662	277,861
Take-Two Interactive Software, Inc.(1)	2,146	292,221
Zynga, Inc., Class A(1)	33,866	309,874
		1,360,171
Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.	1,090	281,405
Crown Castle International Corp.	1,820	313,331
Equinix, Inc.	493	343,932
		938,668
Food and Staples Retailing — 0.2%
Costco Wholesale Corp.	946	291,813
Kroger Co. (The)	4,757	155,173
		446,986

Food Products — 0.2%
Hershey Co. (The)	1,176	159,560
Lamb Weston Holdings, Inc.	3,522	211,531
		371,091
Gas Utilities — 0.1%
UGI Corp.	5,064	161,238
Health Care Equipment and Supplies — 4.5%
Abbott Laboratories	3,126	296,720
ABIOMED, Inc.(1)	2,128	476,459
Align Technology, Inc.(1)	14,370	3,529,559
DexCom, Inc.(1)	668	252,711
Edwards Lifesciences Corp.(1)	6,020	1,352,814
IDEXX Laboratories, Inc.(1)	1,483	458,069
Insulet Corp.(1)	1,592	300,204
Intuitive Surgical, Inc.(1)	573	332,357
Masimo Corp.(1)	1,149	275,978
ResMed, Inc.	1,762	283,365
Teleflex, Inc.	782	283,757
West Pharmaceutical Services, Inc.	1,342	289,926
		8,131,919
Health Care Providers and Services — 2.6%
Amedisys, Inc.(1)	8,899	1,709,053
AmerisourceBergen Corp.	1,653	157,597
Chemed Corp.	3,551	1,699,189
DaVita, Inc.(1)	5,751	465,601
Humana, Inc.	717	294,436
LHC Group, Inc.(1)	2,227	361,910
		4,687,786
Health Care Technology — 2.5%
Cerner Corp.	2,276	165,920
Veeva Systems, Inc., Class A(1)	20,409	4,466,918
		4,632,838
Hotels, Restaurants and Leisure — 2.3%
Chipotle Mexican Grill, Inc.(1)	2,993	3,004,703
Domino's Pizza, Inc.	1,182	456,063
Planet Fitness, Inc., Class A(1)	3,986	257,615
Wendy's Co. (The)	13,632	289,816
Yum China Holdings, Inc.	3,530	163,580
		4,171,777
Household Durables — 0.2%
D.R. Horton, Inc.	3,063	169,384
PulteGroup, Inc.	4,445	150,997
		320,381
Household Products — 0.3%
Church & Dwight Co., Inc.	3,976	298,478
Colgate-Palmolive Co.	2,163	156,450
Kimberly-Clark Corp.	1,102	155,867
		610,795
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp.	7,774	158,901
Insurance — 0.6%
Alleghany Corp.	424	217,554
Aon plc	1,482	291,880
Arthur J. Gallagher & Co.	3,122	294,342

RenaissanceRe Holdings Ltd.	1,725	289,559
		1,093,335
Interactive Media and Services — 3.0%
Alphabet, Inc., Class C(1)	98	140,034
Facebook, Inc., Class A(1)	10,326	2,324,279
IAC/InterActiveCorp(1)	1,096	296,326
Match Group, Inc.(1)	31,002	2,760,418
		5,521,057
Internet and Direct Marketing Retail — 5.5%
Amazon.com, Inc.(1)	1,692	4,132,490
Booking Holdings, Inc.(1)	1,071	1,755,819
eBay, Inc.	49,401	2,249,721
Etsy, Inc.(1)	24,099	1,951,537
		10,089,567
IT Services — 8.4%
Accenture plc, Class A	791	159,482
Booz Allen Hamilton Holding Corp.	8,613	686,973
CACI International, Inc., Class A(1)	626	156,988
Cognizant Technology Solutions Corp., Class A	2,978	157,834
EPAM Systems, Inc.(1)	7,224	1,666,143
FleetCor Technologies, Inc.(1)	1,119	272,801
Global Payments, Inc.	1,609	288,800
GoDaddy, Inc., Class A(1)	30,239	2,335,963
Jack Henry & Associates, Inc.	1,530	276,716
MasterCard, Inc., Class A	6,288	1,891,996
Pagseguro Digital Ltd., Class A(1)	21,643	686,732
PayPal Holdings, Inc.(1)	22,543	3,494,391
Square, Inc., Class A(1)	27,264	2,210,565
Visa, Inc., Class A	2,193	428,161
WEX, Inc.(1)	1,523	225,526
Wix.com Ltd.(1)	1,316	292,586
		15,231,657
Life Sciences Tools and Services — 4.2%
Bio-Rad Laboratories, Inc., Class A(1)	7,260	3,566,983
Bio-Techne Corp.	1,074	284,395
Charles River Laboratories International, Inc.(1)	1,647	295,900
Illumina, Inc.(1)	800	290,440
Mettler-Toledo International, Inc.(1)	687	546,165
Repligen Corp.(1)	20,499	2,684,754
		7,668,637
Machinery — 0.3%
Allison Transmission Holdings, Inc.	4,312	162,649
Lincoln Electric Holdings, Inc.	1,921	157,849
Snap-on, Inc.	1,195	154,979
		475,477
Media — 4.0%
Cable One, Inc.	1,602	3,022,798
Charter Communications, Inc., Class A(1)	7,806	4,246,464
		7,269,262
Metals and Mining — 0.4%
Newmont Corp.	4,536	265,220
Reliance Steel & Aluminum Co.	1,675	162,475
Royal Gold, Inc.	2,070	275,724
		703,419

Multiline Retail — 0.2%
Dollar General Corp.	854	163,549
Target Corp.	1,303	159,396
		322,945
Oil, Gas and Consumable Fuels — 0.8%
Cabot Oil & Gas Corp.	59,410	1,178,694
Devon Energy Corp.	9,733	105,214
Pioneer Natural Resources Co.	2,492	228,267
		1,512,175
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A	1,681	331,947
Pharmaceuticals — 1.3%
Eli Lilly and Co.	2,807	429,331
Merck & Co., Inc.	18,586	1,500,262
Zoetis, Inc.	3,362	468,629
		2,398,222
Professional Services — 0.8%
CoStar Group, Inc.(1)	434	285,051
IHS Markit Ltd.	4,245	294,858
Robert Half International, Inc.	3,296	167,239
TransUnion	3,532	304,776
Verisk Analytics, Inc.	1,818	313,932
		1,365,856
Real Estate Management and Development — 0.1%
CBRE Group, Inc., Class A(1)	3,821	168,048
Road and Rail — 0.6%
CSX Corp.	2,234	159,910
J.B. Hunt Transport Services, Inc.	2,620	313,535
Landstar System, Inc.	1,357	157,765
Old Dominion Freight Line, Inc.	2,752	470,840
		1,102,050
Semiconductors and Semiconductor Equipment — 11.8%
Advanced Micro Devices, Inc.(1)	5,184	278,899
Applied Materials, Inc.	28,151	1,581,523
Cirrus Logic, Inc.(1)	2,083	150,976
Enphase Energy, Inc.(1)	31,193	1,815,121
Entegris, Inc.	7,364	440,956
Intel Corp.	29,487	1,855,617
KLA Corp.	7,069	1,243,861
Lam Research Corp.	5,780	1,581,813
Maxim Integrated Products, Inc.	2,727	157,293
Monolithic Power Systems, Inc.	9,238	1,937,671
NVIDIA Corp.	10,032	3,561,561
QUALCOMM, Inc.	26,971	2,181,414
Skyworks Solutions, Inc.	1,307	154,932
SolarEdge Technologies, Inc.(1)	8,619	1,223,036
Teradyne, Inc.	19,538	1,309,437
Texas Instruments, Inc.	1,350	160,299
Universal Display Corp.	11,584	1,698,214
Xilinx, Inc.	1,767	162,476
		21,495,099
Software — 22.0%
Adobe, Inc.(1)	10,776	4,166,002
Aspen Technology, Inc.(1)	1,564	165,221

Atlassian Corp. plc, Class A(1)	17,450	3,233,485
Autodesk, Inc.(1)	1,366	287,379
Cadence Design Systems, Inc.(1)	24,659	2,251,120
Check Point Software Technologies Ltd.(1)	1,431	156,938
Citrix Systems, Inc.	3,716	550,414
Coupa Software, Inc.(1)	1,211	275,515
DocuSign, Inc.(1)	2,129	297,506
Dropbox, Inc., Class A(1)	13,200	297,924
Fair Isaac Corp.(1)	1,100	442,915
Five9, Inc.(1)	2,731	284,570
Fortinet, Inc.(1)	30,692	4,272,326
HubSpot, Inc.(1)	7,429	1,485,354
Intuit, Inc.	7,371	2,139,949
Microsoft Corp.	2,382	436,502
Oracle Corp. (New York)	2,927	157,385
Paycom Software, Inc.(1)	6,334	1,882,655
Paylocity Holding Corp.(1)	2,399	311,882
Proofpoint, Inc.(1)	2,546	296,023
PTC, Inc.(1)	23,482	1,793,555
RealPage, Inc.(1)	4,302	291,762
RingCentral, Inc., Class A(1)	3,152	864,436
salesforce.com, Inc.(1)	22,381	3,911,975
ServiceNow, Inc.(1)	9,196	3,567,404
Splunk, Inc.(1)	2,081	386,733
Synopsys, Inc.(1)	2,552	461,682
Trade Desk, Inc. (The), Class A(1)	904	281,650
Tyler Technologies, Inc.(1)	789	296,120
VMware, Inc., Class A(1)	13,525	2,113,552
Workday, Inc., Class A(1)	1,619	296,973
Zendesk, Inc.(1)	27,839	2,387,194
		40,044,101
Specialty Retail — 4.4%
Aaron's, Inc.	8,535	315,027
Best Buy Co., Inc.	20,009	1,562,503
Burlington Stores, Inc.(1)	2,163	453,516
Five Below, Inc.(1)	2,857	298,985
Home Depot, Inc. (The)	633	157,288
Lowe's Cos., Inc.	1,260	164,241
O'Reilly Automotive, Inc.(1)	4,032	1,682,312
Ross Stores, Inc.	1,632	158,239
TJX Cos., Inc. (The)	2,867	151,263
Tractor Supply Co.	19,068	2,326,677
Ulta Beauty, Inc.(1)	2,204	537,798
Williams-Sonoma, Inc.	2,316	192,714
		8,000,563
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	480	152,611
NetApp, Inc.	26,105	1,162,717
Seagate Technology plc	3,022	160,287
		1,475,615
Textiles, Apparel and Luxury Goods — 2.2%
Deckers Outdoor Corp.(1)	1,207	220,313
lululemon athletica, Inc.(1)	10,809	3,243,727
NIKE, Inc., Class B	4,664	459,777

Skechers USA, Inc., Class A(1)	5,443	170,475
		4,094,292
Trading Companies and Distributors — 0.4%
HD Supply Holdings, Inc.(1)	20,216	641,049
W.W. Grainger, Inc.	499	154,501
		795,550
TOTAL COMMON STOCKS (Cost $181,351,219)		198,952,591
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $121,767)	121,767	121,767
TOTAL INVESTMENT SECURITIES — 109.4% (Cost $181,472,986)		199,074,358
OTHER ASSETS AND LIABILITIES(2) — (9.4)%		(17,042,635)
TOTAL NET ASSETS — 100.0%		$182,031,723

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
Open-end management investment companies are valued at the reported net asset value per share.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.
As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.